Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Total	$ 103,910
NIS [Member]
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	4,352	4,939
NIS [Member] | Bank loans measured at amortized cost [Member]
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	38	274
NIS [Member] | Leases measured at amortized cost [Member]
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	4,314	4,665
USD [Member] | Bank loans measured at amortized cost [Member]
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	20,000
USD [Member] | Contingent consideration at fair value through profit or loss [Member]
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	21,995
USD [Member] | Assumed liabilities measured at amortized cost [Member]
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	$ 61,915